Inventories, Net	12 Months Ended
Sep. 30, 2025
Inventories, Net [Abstract]
INVENTORIES, NET
4.	INVENTORIES, NET

Inventories consisted of the following:

	As of September 30,	As of September 30,
	2025	2024
Raw materials	$527,252	$605,154
Work in progress	878,322	1,463,866
Finished goods	1,404,946	1,366,573
Less: impairment	355,043	251,642
Inventories, net	$2,455,477	$3,183,951

Impairment provided for the inventories was $197,254, $239,715 and $18,320 for the years ended September 30, 2025, 2024 and 2023, respectively.

	For the Year Ended
	September 30,
	2025	2024	2023
Balance at the beginning of the year	$251,642	$241,288	$229,239
Current period addition	197,254	239,715	18,320
Reduction	(91,655)	(238,953)	-
Foreign currency translation adjustment	(2,198)	9,592	(6,271)
Balance at the end of the year	$355,043	$251,642	$241,288